February 2003

Report to Fellow Shareholders:

The year 2002 was a continuation of the previous year, evidenced by poor economic performance, much of it derived from the uncertainty in corporate America and turmoil from geopolitical risks. This forced the Federal Reserve Board ("Fed") to try and stimulate the economy by lowering its target rate to 1.25% by year’s end, down from 1.75% at the beginning of the year. Although not as dramatic a decrease as in 2001, the climate in 2002 remained pessimistic, offering little chance of short-term interest rate increases. As of the date of this letter, nothing much has changed, although the Fed’s bias towards current moves is balanced, or neutral as to whether there will be an increase or decrease in rates. Selected yields are provided in the chart for the periods ended December 31, 2002 and 2001.

	Yield As Of 12/31/2002	Yield As Of 12/31/2001
Current 7-day* …………………………………………...	1.04%	1.56%
Effective 7-day* …………………………………………	1.04%	1.57%
Current 12-month* ………………………………………	1.38%	3.75%
Effective 12-month* ……………………………………..	1.39%	3.81%

For the year ended December 31, 2002, the Fund ranked in the top quartile for the total return and yield when compared to the Taxable First Tier Money Fund Group as reported by "Money Market Insight," a publication of iMoneyNet, Inc. Nicholas Money Market finished 69th out of 310 funds with 12-month returns for this period. The average total return for the group was 1.11%, while the Fund returned 1.39%.

The majority of the Funds holdings are in corporate commercial paper. The weighted average days to maturity at December 31, 2002 was 27 days.

With many corporations assessing the situation with Iraq, there is the belief the U.S. economy will remain stagnant until the issue is resolved. Because of this uncertainty, businesses, along with consumers are reluctant to spend, which has prevented a rebound in the economy. Until there is a resolution, expect short-term rates to remain near their 41 year low.

Thank you for your continued support.

Sincerely,

Albert O. Nicholas
President

*The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. All performance and ranking data is historical and does not represent future results. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Statement of Net Assets
December 31, 2002
-----------------------------------------------------------------------------------------------------
                                                                            Yield to       Amortized
  Principal                                                  Maturity       Maturity          Cost
   Amount                                                      Date       (Note 1(b))     (Note 1(a))
-------------                                              ------------   -----------   -------------
COMMERCIAL PAPER - 96.36%
  $2,300,000  Goldman Sachs Group, Inc. (The) ...........   01/02/2003       1.79%       $  2,300,000
   1,175,000  Fiserv, Inc. ..............................   01/03/2003       1.73%          1,174,945
   2,500,000  Fiserv, Inc. ..............................   01/03/2003       1.73%          2,499,882
   1,725,000  Salomon Smith Barney Holdings, Inc. .......   01/03/2003       1.71%          1,724,920
   3,000,000  Morgan Stanley ............................   01/06/2003       1.79%          2,999,414
   1,500,000  Prudential PLC ............................   01/06/2003       1.77%          1,499,710
   1,725,000  American Honda Finance Corporation ........   01/07/2003       1.78%          1,724,580
   1,000,000  Marshall & Ilsley Corporation .............   01/08/2003       1.74%            999,715
   2,320,000  Prudential PLC ............................   01/08/2003       1.77%          2,319,327
   1,500,000  Morgan Stanley ............................   01/09/2003       1.81%          1,499,481
   2,500,000  American Honda Finance Corporation ........   01/10/2003       1.55%          2,499,156
     910,000  U.S. Bancorp ..............................   01/10/2003       1.66%            909,670
     315,000  U.S. Bancorp ..............................   01/10/2003       1.76%            314,879
   1,130,000  Coca-Cola Enterprises Inc. ................   01/13/2003       1.28%          1,129,565
   2,000,000  LOCAP, LLC ................................   01/14/2003       1.57%          1,998,967
   4,000,000  LOCAP, LLC ................................   01/14/2003       1.57%          3,997,933
   2,200,000  Marshall & Ilsley Corporation .............   01/14/2003       1.34%          2,199,032
   1,000,000  Morgan Stanley ............................   01/14/2003       1.80%            999,410
   1,500,000  Merrill Lynch & Co., Inc. .................   01/15/2003       1.79%          1,499,046
   1,000,000  Prudential PLC ............................   01/15/2003       1.32%            999,531
   3,100,000  SBC International, Inc. ...................   01/15/2003       1.33%          3,098,534
   1,700,000  Toyota Credit de Puerto Rico Corporation      01/15/2003       1.37%          1,699,171
     500,000  Wells Fargo & Company .....................   01/15/2003       1.32%            499,765
   1,075,000  American Honda Finance Corporation ........   01/16/2003       1.32%          1,074,457
     500,000  SBC International, Inc. ...................   01/16/2003       1.37%            499,738
   1,900,000  SBC International, Inc. ...................   01/16/2003       1.34%          1,899,025
   2,050,000  Salomon Smith Barney Holdings, Inc. .......   01/16/2003       1.80%          2,048,589
   1,130,000  Coca-Cola Enterprises Inc. ................   01/17/2003       1.28%          1,129,407
   3,500,000  Marshall & Ilsley Corporation .............   01/17/2003       1.32%          3,498,104
   1,100,000  BASF A.G. .................................   01/21/2003       1.78%          1,098,984
   2,000,000  Prudential Funding, LLC ...................   01/21/2003       1.30%          1,998,649
   1,350,000  American Honda Finance Corporation ........   01/22/2003       1.32%          1,349,025
     850,000  American Express Credit Corporation .......   01/23/2003       1.34%            849,346
   2,060,000  Goldman Sachs Group, Inc. (The) ...........   01/23/2003       1.36%          2,058,390
   1,400,000  Merrill Lynch & Co., Inc. .................   01/23/2003       1.33%          1,398,930
     375,000  American Express Credit Corporation .......   01/24/2003       1.33%            374,700
   2,000,000  ChevronTexaco Corporation .................   01/24/2003       1.33%          1,998,399
     560,000  General Electric Capital Corporation ......   01/24/2003       1.56%            559,476
   1,000,000  SBC International, Inc. ...................   01/24/2003       1.34%            999,193
   1,100,000  Salomon Smith Barney Holdings, Inc. .......   01/24/2003       1.35%          1,099,106
   1,075,000  Wells Fargo & Company .....................   01/24/2003       1.34%          1,074,133
   1,000,000  Toyota Motor Credit Corporation ...........   01/27/2003       1.33%            999,090
   1,585,000  U.S. Bancorp ..............................   01/27/2003       1.33%          1,583,558
   2,500,000  Wisconsin Energy Corporation ..............   01/27/2003       1.44%          2,497,535
   1,800,000  ChevronTexaco Corporation .................   01/28/2003       1.34%          1,798,284
   1,200,000  Morgan Stanley ............................   01/28/2003       1.35%          1,198,847
   2,000,000  Toyota Credit de Puerto Rico Corporation ..   01/29/2003       1.38%          1,997,960
   4,000,000  Pfizer Inc. ...............................   01/30/2003       1.32%          3,995,955
   1,020,000  Pfizer Inc. ...............................   01/30/2003       1.30%          1,018,985
   1,585,000  U.S. Bancorp ..............................   01/31/2003       1.33%          1,583,328
   2,000,000  Wells Fargo & Company .....................   02/03/2003       1.34%          1,997,653
   3,000,000  Wisconsin Energy Corporation ..............   02/04/2003       1.49%          2,995,958
   2,925,000  Fiserv, Inc. ..............................   02/05/2003       1.73%          2,920,304
   1,700,000  Pfizer Inc. ...............................   02/05/2003       1.31%          1,697,929
   1,975,000  Toyota Credit de Puerto Rico Corporation ..   02/05/2003       1.38%          1,972,463
   1,175,000  ABN AMRO North America, Inc. ..............   02/06/2003       1.32%          1,173,515
     585,000  General Electric Capital Corporation ......   02/06/2003       1.34%            584,249
   1,600,000  American General Finance Corporation ......   02/07/2003       1.34%          1,597,888
   1,180,000  ABN AMRO North America, Inc. ..............   02/10/2003       1.32%          1,178,338
   1,050,000  American Express Credit Corporation .......   02/11/2003       1.36%          1,048,437
   1,175,000  Prudential Funding, LLC ...................   02/12/2003       1.32%          1,173,260
   1,240,000  General Electric Capital Corporation ......   02/13/2003       1.35%          1,238,076
   1,275,000  ABN AMRO North America, Inc. ..............   02/14/2003       1.32%          1,273,020
     600,000  Prudential Funding, LLC ...................   02/14/2003       1.32%            599,068
   1,500,000  General Electric Capital Corporation ......   02/18/2003       1.34%          1,497,415
   1,000,000  Salomon Smith Barney Holdings, Inc. .......   02/19/2003       1.36%            998,213
     800,000  ABN AMRO North America, Inc. ..............   02/20/2003       1.32%            798,584
   2,250,000  Coca-Cola Enterprises Inc. ................   02/21/2003       1.30%          2,246,000
     400,000  General Electric Capital Corporation ......   02/24/2003       1.35%            399,217
   2,000,000  Coca-Cola Enterprises Inc. ................   02/25/2003       1.30%          1,996,160
   1,230,000  American Express Credit Corporation .......   02/26/2003       1.31%          1,227,576
   1,600,000  American Express Credit Corporation .......   02/27/2003       1.31%          1,596,789
     900,000  Salomon Smith Barney Holdings, Inc. .......   02/28/2003       1.35%            898,112
   1,000,000  Wells Fargo & Company .....................   02/28/2003       1.27%            998,021
   1,900,000  Prudential PLC ............................   03/03/2003       1.32%          1,895,883
   2,050,000  BASF A.G. .................................   03/04/2003       1.34%          2,045,415
   2,000,000  BASF A.G. .................................   03/05/2003       1.34%          1,995,453
   2,300,000  General Electric Capital Corporation ......   03/06/2003       1.35%          2,294,647
     500,000  U.S. Bancorp ..............................   03/07/2003       1.31%            498,853
   1,250,000  ABN AMRO North America Finance Inc. .......   03/18/2003       1.33%          1,246,589
     950,000  ABN AMRO North America Finance Inc. .......   03/27/2003       1.33%            947,096
                                                                                         ------------
                   TOTAL COMMERCIAL PAPER ...............                                 127,298,007
                                                                                         ------------
VARIABLE RATE SECURITIES - 3.80%
   5,000,000  Anchor National Life
               Funding Agreement (1) (2) ................   01/02/2003       1.48%          5,000,000
      18,101  U.S. Bank N.A. (1) ........................   01/02/2003       1.18%             18,101
                                                                                         ------------
                   TOTAL VARIABLE RATE SECURITIES .......                                   5,018,101
                                                                                         ------------
                   TOTAL INVESTMENTS - 100.16%...........                                 132,316,108
                                                                                         ------------
                   LIABILITIES, NET OF
                    OTHER ASSETS - (0.16)% ..............                                    (216,998)
                                                                                         ------------
                   TOTAL NET ASSETS (Basis of
                    percentages disclosed above) - 100% .                                $132,099,110
                                                                                         ------------
                                                                                         ------------
                   NET ASSET VALUE PER SHARE ($.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
                    ($132,099,110 / 132,099,110 shares outstanding) ................            $1.00
                                                                                                -----
                                                                                                -----
(1)  These securities are subject to a demand feature as defined by the Securities and Exchange
Commission.
(2)  Not readily marketable for a 90 day period.

        The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the year ended December 31, 2002
-------------------------------------------------------------------------------
INCOME
   Interest ..........................................    $2,455,555
EXPENSES
   Management fee (Note 2) ...........................       408,890
   Transfer agent fees ...............................        70,106
   Registration fees .................................        24,737
   Audit and tax fees ................................        15,675
   Legal fees ........................................        13,192
   Postage and mailing ...............................        10,682
   Printing ..........................................         8,578
   Directors' fees ...................................         8,000
   Custodian fees ....................................         6,845
   Insurance .........................................         2,490
   Other operating expenses ..........................         6,593
                                                          ----------
       Total expenses ................................       575,788
                                                          ----------
       Net investment income .........................    $1,879,767
                                                          ----------
                                                          ----------

The accompanying notes to financial statements are an integral part of this statement.
Statements of Changes in Net Assets
For the years ended December 31, 2002 and 2001
------------------------------------------------------------------------------------------------
                                                                       2002             2001
                                                                  -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income .....................................   $   1,879,767     $  5,768,881
                                                                  -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income ................................      (1,879,767)      (5,768,881)
                                                                  -------------    -------------
CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
    Proceeds from shares issued ...............................      98,468,962       74,288,325
    Reinvestment of distributions .............................       1,888,796        6,281,280
    Cost of shares redeemed ...................................    (112,026,461)     (97,170,911)
                                                                  -------------    -------------
             Decrease in net assets derived
              from capital share transactions .................     (11,668,703)     (16,601,306)
                                                                  -------------    -------------
             Total decrease in net assets .....................     (11,668,703)     (16,601,306)
                                                                  -------------    -------------
NET ASSETS
    Beginning of period .......................................     143,767,813      160,369,119
                                                                  -------------    -------------
    End of period .............................................   $ 132,099,110     $143,767,813
                                                                  -------------    -------------
                                                                  -------------    -------------

     The accompanying notes to financial statements are an integral part of these statements.
Financial Highlights
(For a share outstanding throughout the period)
-----------------------------------------------------------------------------------------------
                                                   2002      2001      2000      1999      1998
                                                   ----      ----      ----      ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD              $1.00     $1.00     $1.00     $1.00     $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ....................       .014      .037      .060      .048      .052
                                                  -----     -----     -----     -----     -----
  LESS DISTRIBUTIONS
  From net investment income ...............      (.014)    (.037)    (.060)    (.048)    (.052)
                                                  -----     -----     -----     -----     -----
NET ASSET VALUE, END OF PERIOD .............      $1.00     $1.00     $1.00     $1.00     $1.00
                                                  -----     -----     -----     -----     -----
                                                  -----     -----     -----     -----     -----
TOTAL RETURN ...............................      1.39%     3.81%     6.19%     4.91%     5.26%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) .......     $132.1    $143.8    $160.4    $140.9    $160.2
Ratio of expenses to average net assets ....       .42%      .44%      .45%      .49%      .48%
Ratio of net investment income
 to average net assets .....................      1.38%     3.78%     6.02%     4.76%     5.18%

    The accompanying notes to financial statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002
-------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Money Market Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
    The following is a summary of the significant accounting policies of the
    Fund:
    (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued on the basis of amortized cost.  Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates.  Variable rate instruments purchased at par are valued at cost which approximates market value.  Investment transactions are generally accounted for on the trade date.
    (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.
    (c)  The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.  As of December 31, 2002, the Fund's dollar-weighted average portfolio maturity was 27 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute all of its net investment income and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.
    (e)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund.  The Adviser has voluntarily agreed to reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50% of the average net assets for the year.  No reimbursements were made in 2002.
Independent Auditors' Report
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors of
Nicholas Money Market Fund, Inc.:
We have audited the accompanying statement of net assets of Nicholas Money
Market Fund, Inc. (the "Fund"), as of December 31, 2002, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The Fund's financial statements and financial highlights for periods ended prior to December 31, 2002, were audited by other auditors who have ceased operations.  Those auditors expressed an unqualified opinion on those statements and financial highlights in their report dated January 16,
2002.
We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the Fund's custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas Money Market Fund, Inc. as of December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Chicago, Illinois
February 3, 2003

DIRECTORS AND OFFICERS OF THE FUND (unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of December 31,
2002:
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 71 (1), (3)  President and  (2), 15 years  Chief Executive Officer and        6            None
700 North Water Street           Director                      Chairman of the Board, Nicholas
Milwaukee, WI  53202                                           Company, Inc., the Adviser to
                                                               to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also Nicholas Income
                                                               Fund, Inc. and Nicholas Equity Income
                                                               Fund, Inc. since April 2001 and
                                                               July 2001, respectively.  He
                                                               formerly was the sole Portfolio
                                                               Manager of these funds, since the
                                                               time the Adviser managed them.
DISINTERESTED DIRECTORS
Timothy P. Reiland, 46           Director       (2), (4)       Private Investor, Consultant,      4            None
2319 East Newton Avenue                                        Chairman and Chief Financial
Shorewood, WI  53211                                           Officer, Musicnotes, Inc.
                                                               October 2001 to present.
                                                               Investment Analyst from 1987 to
                                                               2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
Jay H. Robertson, 51             Director       (2), 8 years   Private Investor, April 2000 to    4            None
8986 Wildlife Loop                                             present.  Chairman of the Board of
Sarasota, FL  34238                                            Robertson-Ryan and Associates,
                                                               Inc., an insurance brokerage firm
                                                               from 1993 to March 2000.
OFFICERS
David L. Johnson, 60 (3)         Executive       Annual,       Executive Vice President,
700 North Water Street           Vice President  15 years      Nicholas Company, Inc., the
Milwaukee, WI  53202                                           Adviser to the Fund.
Thomas J. Saeger, 58             Executive       Annual,       Executive Vice President and
700 North Water Street           Vice President  15 years      Assistant Secretary, Nicholas
Milwaukee, WI  53202             and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
David O. Nicholas, 41 (3)        Senior Vice     Annual,       President, Chief Investment
700 North Water Street           President       8 years       Officer and Director, Nicholas
Milwaukee, WI  53202                                           Company, Inc., the Adviser to the
                                                               Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and Nicholas Limited Edition, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
Jeffrey T. May, 46               Senior Vice     Annual,       Senior Vice President, Treasurer
700 North Water Street           President,      15 years      and Compliance Officer, Nicholas
Milwaukee, WI  53202             Treasurer and                 Company, Inc., the Adviser to the
                                 Portfolio                     Fund.
                                 Manager
Lynn S. Nicholas, 46 (3)         Vice President  Annual,       Senior Vice President, Nicholas
700 North Water Street                           15 years      Company, Inc., the Adviser to the
Milwaukee, WI  53202                                           Fund.
Kathleen A. Evans, 54            Vice President  Annual,       Vice President, Nicholas Company,
700 North Water Street                           15 years      Inc., the Adviser to the Fund.
Milwaukee, WI  53202
Candace L. Lesak, 45             Vice President  Annual,       Employee, Nicholas Company, Inc.,
700 North Water Street                           10 years      the Adviser to the Fund.
Milwaukee, WI  53202
____________________
(1)     Albert O. Nicholas is the only director of the Fund who is an "interested person"
        of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive
        Officer and a Director of the Adviser and owns 91% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
(4)     Timothy P. Reiland was elected as a Director of the Fund on October 25, 2002.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas Money Market Fund, Inc. Privacy Policy
-------------------------------------------------------------------------------
    Nicholas Money Market Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
    We collect the following non-public personal information about you:
    * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
    * Information about your transactions with us and account history with us.
This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
    * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.
                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
    We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
    We may share non-public personal information about you:
    * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
    * With a party representing you, with your consent, such as your broker or lawyer.
    * When required by law, such as in response to a subpoena or other legal process.
    The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the
Adviser determines need the information in order to perform their job duties.
To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
    In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.
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Nicholas Family of Funds
Services Offered
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IRAs
  Traditional
  Roth
  SIMPLE
  SEP
Coverdell Education Accounts
Self-employed Master Retirement Plan
  Profit Sharing
  Money Purchase
Automatic Investment Plan
Direct Deposit of Dividend and Capital Gain Distributions
Systematic Withdrawal Plan with Direct Deposit
Monthly Automatic Exchange between Funds
Telephone Redemption
Telephone Exchange
24-hour Automated Account Information (1-800-227-5987)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).

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Change of Independent Auditors
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    On July 19, 2002, Arthur Andersen LLP ("Andersen") was terminated as independent accountants for the Fund.  Andersen's report for the Fund's financial statements for the periods ended December 31, 2001, did not contain an adverse opinion or disclaimer of opinion and was not qualified as to uncertainty, audit scope or accounting principles.  In addition there have not been any disagreements with Andersen during the Fund's most recent fiscal year on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the satisfaction of Andersen, would have caused it to make a reference to the subject matter of the disagreement in connection with its reports.
    The Funds Board of Directors appointed Deloitte & Touche LLP as independent auditors for the fiscal year ending December 31, 2002.

                             Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

              JEFFREY T. MAY, Senior Vice President and Treasurer

                   DAVID O. NICHOLAS, Senior Vice President

                       LYNN S. NICHOLAS, Vice President

                       KATHLEEN A. EVANS, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                             DELOITTE & TOUCHE LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                 ANNUAL REPORT

                       NICHOLAS MONEY MARKET FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
December 31, 2002